Principal Accounting Policies - Property Plant And Equipment Useful Lives (Detail)	12 Months Ended
Dec. 31, 2021
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Maximum [Member] | Electronic Devices and Other General Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Electronic Devices and Other General Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years